Condensed Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Cash flows from operating activities:
Net loss	$ (6,594,656)	$ (5,133,959)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Finance charge associated with debt issuance cost	850,688	0
Depreciation and amortization	1,350,820	721,971
Share-based compensation expense	799,677	698,486
Change in assets and liabilities:
Accounts receivable	(437)	52
Prepaid insurance	(56,705)	0
Prepaids and other non-current assets	4,390	(1,065)
Accounts payable and accrued liabilities	241,269	92,403
Net cash used in operating activities	(3,404,954)	(3,622,112)
Cash flows from investing activities:
Software capitalization	(743,208)	(1,673,517)
Purchase of property and equipment	0	(3,809)
Net cash used in investing activities	(743,208)	(1,677,326)
Cash flows from financing activities:
Net settlement of share-based compensation liability	(80,115)	(88,723)
Proceeds from related party debt	750,000	0
Proceeds from issuance of common shares	4,016,521	0
Net cash provided by (used in) financing activities	4,686,406	(88,723)
Net increase in cash	538,244	(5,388,161)
Cash, beginning of year	1,661,434	6,345,291
Cash and restricted cash, end of period	2,199,678	957,130
Supplemental disclosures of cash flow information:
Cash paid for Interest	6,000	5,058
Supplemental disclosures of non-cash activity:
Reclassification of deferred offering cost	52,637	0
Original issue discount and issuance of warrants on related party debt	$ 458,004	$ 0